Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2022	Sep. 30, 2021	Dec. 20, 2017
Fair Value, Separate Account Investment [Line Items]
Restricted Assets	$ 266.5	$ 471.3	$ 539.8
Restricted assets, excluding illiquid assets	3,657.3	3,996.1	4,530.8
Other investments, at fair value (2)	213.4	221.3	151.3
Total restricted assets	$ 3,870.7	$ 4,217.4	$ 4,682.1
Total as percent of investable assets	52.60%	59.40%	59.70%
Securities and cash as collateral secured letters of credit	$ 266.5	$ 471.3	$ 539.8
Affiliated transactions
Fair Value, Separate Account Investment [Line Items]
Restricted Assets	617.0	707.1	891.3
Third party
Fair Value, Separate Account Investment [Line Items]
Restricted Assets	2,773.8	2,817.7	3,099.7
Limited Partner | Real estate fund
Fair Value, Separate Account Investment [Line Items]
Restricted Assets				$ 10.0	$ 20.0	$ 100.0
Other investments, at fair value (2)	$ 213.4	$ 221.3	$ 151.3